Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AB Active ETFs, Inc.
-AB Core Plus Bond ETF
(the “Fund”)
(Ticker: CPLS)

Supplement dated November 8, 2024 to the Prospectus dated October 30, 2023 and Summary Prospectus dated December 13, 2023 of the Fund, as amended.
*  *  *
At meetings held on November 5‑7, 2024, AllianceBernstein L.P., the Fund’s investment adviser, recommended, and the Fund’s Board of Directors approved an amendment to the investment advisory agreement for the Fund that reduces the Fund’s management fee, effective February 10, 2025. Effective February 10, 2025, the following replaces the “Annual Fund Operating Expenses” table (and related footnotes) and the “Examples” table under the heading “Fees and Expenses of the Fund”:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(a)	.30	%(b)
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	.00%

Total Annual Fund Operating Expenses	.30%

(a)	Management Fees have been restated to reflect a contractual reduction in management fees effective February 10, 2025.
(b)
The Fund’s investment advisory agreement provides that AllianceBernstein L.P. (the “Adviser”) will pay substantially all expenses of the Fund (including expenses of AB Active ETFs, Inc. relating to the Fund), except for the advisory fees, payments under the Fund’s 12b‑1 plan (if any), interest expenses, taxes, acquired fund fees and expenses (other than fees and expenses for funds advised by the Adviser and/or its affiliates), and litigation and extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additionally, the Fund shall be responsible for its non‑operating expenses, including brokerage commissions.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 Year	$31
After 3 Years	$97

AB Core Plus Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AB Active ETFs, Inc.
-AB Core Plus Bond ETF
(the “Fund”)
(Ticker: CPLS)

Supplement dated November 8, 2024 to the Prospectus dated October 30, 2023 and Summary Prospectus dated December 13, 2023 of the Fund, as amended.
*  *  *
At meetings held on November 5‑7, 2024, AllianceBernstein L.P., the Fund’s investment adviser, recommended, and the Fund’s Board of Directors approved an amendment to the investment advisory agreement for the Fund that reduces the Fund’s management fee, effective February 10, 2025. Effective February 10, 2025, the following replaces the “Annual Fund Operating Expenses” table (and related footnotes) and the “Examples” table under the heading “Fees and Expenses of the Fund”:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(a)	.30	%(b)
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	.00%

Total Annual Fund Operating Expenses	.30%

(a)	Management Fees have been restated to reflect a contractual reduction in management fees effective February 10, 2025.
(b)
The Fund’s investment advisory agreement provides that AllianceBernstein L.P. (the “Adviser”) will pay substantially all expenses of the Fund (including expenses of AB Active ETFs, Inc. relating to the Fund), except for the advisory fees, payments under the Fund’s 12b‑1 plan (if any), interest expenses, taxes, acquired fund fees and expenses (other than fees and expenses for funds advised by the Adviser and/or its affiliates), and litigation and extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additionally, the Fund shall be responsible for its non‑operating expenses, including brokerage commissions.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 Year	$31
After 3 Years	$97

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect a contractual reduction in management fees effective February 10, 2025.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AB Core Plus Bond ETF | AB Core Plus Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%
After 1 Year	rr_ExpenseExampleYear01	$ 31
After 3 Years	rr_ExpenseExampleYear03	$ 97

[1]	Management Fees have been restated to reflect a contractual reduction in management fees effective February 10, 2025.
[2]	The Fund’s investment advisory agreement provides that AllianceBernstein L.P. (the “Adviser”) will pay substantially all expenses of the Fund (including expenses of AB Active ETFs, Inc. relating to the Fund), except for the advisory fees, payments under the Fund’s 12b‑1 plan (if any), interest expenses, taxes, acquired fund fees and expenses (other than fees and expenses for funds advised by the Adviser and/or its affiliates), and litigation and extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additionally, the Fund shall be responsible for its non‑operating expenses, including brokerage commissions.